Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000146953
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
AssetsNet	$ 1,450,315,646
Holdings Count | Holding	3,249
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

C000146951
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$47	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[2]
AssetsNet	$ 1,450,315,646
Holdings Count | Holding	3,249
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

C000146952
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%	[3]
AssetsNet	$ 1,450,315,646
Holdings Count | Holding	3,249
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

C000166008
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Class K Shares
Trading Symbol	BDHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[4]
AssetsNet	$ 1,450,315,646
Holdings Count | Holding	3,249
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

C000058061
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[5]
AssetsNet	$ 10,658,464,471
Holdings Count | Holding	4,797
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

C000058062
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BAICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[6]
AssetsNet	$ 10,658,464,471
Holdings Count | Holding	4,797
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

C000058060
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BCICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%	[7]
AssetsNet	$ 10,658,464,471
Holdings Count | Holding	4,797
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

C000182622
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Class K Shares
Trading Symbol	BKMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[8]
AssetsNet	$ 10,658,464,471
Holdings Count | Holding	4,797
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.